Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Dec. 27, 2019
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2019